Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	GDS Holdings Limited
Document Type	20-F
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001526125
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Filer Category	Large Accelerated Filer
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity File Number	001-37925
Entity Address, Address Line One	F4/F5, Building C, Sunland International
Entity Address, Address Line Two	No. 999 Zhouhai Road
Entity Address, Address Line Three	Pudong
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200137
Entity Address, Country	CN
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Incorporation, State or Country Code	E9
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	KPMG Huazhen LLP
Auditor Firm ID	1186
Auditor Location	Shanghai, China
Business Contact
Document and Entity Information
Entity Address, Address Line One	F4/F5, Building C, Sunland International
Entity Address, Address Line Two	No. 999 Zhouhai Road
Entity Address, Address Line Three	Pudong
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200137
Entity Address, Country	CN
Contact Personnel Name	Mr. Daniel Newman
Country Region	86
City Area Code	21
Local Phone Number	2029 2200
American Depositary Shares, each representing eight Class A ordinary shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares, each representing eight Class A ordinary shares
Security Exchange Name	NASDAQ
Trading Symbol	GDS
Class A ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	1,559,430,567
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	43,590,336